CAPITAL STOCK (Treasury Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Jul. 02, 2013 2013 Repurchase Program [Member]	Jun. 30, 2012 2013 Repurchase Program [Member]	Aug. 31, 2013 2013 Repurchase Program [Member]	Jun. 30, 2010 June 2010 Repurchase Program [Member]	Aug. 31, 2013 June 2010 Repurchase Program [Member]	Aug. 31, 2012 June 2010 Repurchase Program [Member]	Aug. 31, 2011 June 2010 Repurchase Program [Member]	Jun. 30, 2012 June 2012 Repurchase Program [Member]	Aug. 31, 2013 June 2012 Repurchase Program [Member]
Treasury Stock Repurchase [Line Items]
Treasury stock repurchase authorization (in shares)					2,000,000,000		1,000,000,000				1,000,000,000
Stock repurchase program period				3 years			3 years				3 years
Shares Repurchased						300,000		700,000	5,500,000	8,100,000		9,900,000
Share purchases under plans	$ 1,095	$ 432	$ 502			$ 30		$ 65	$ 432	$ 502		$ 1,000